Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of the Company and Subsidiaries - Additional Information (Detail)
S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
									1 Months Ended										12 Months Ended
	Oct. 15, 2019 item	Aug. 20, 2019 USD ($) item	May 08, 2019 USD ($)	Dec. 18, 2017 COP ($)	Dec. 18, 2017 USD ($)	Dec. 04, 2017 COP ($)	Dec. 04, 2017 USD ($)	Jul. 05, 2016 USD ($)	Mar. 31, 2018 PEN (S/)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 PEN (S/)	Aug. 31, 2017 PEN (S/)	Jan. 31, 2017 PEN (S/)	Jan. 31, 2017 USD ($)	Nov. 30, 2013	Jun. 30, 2012 PEN (S/)	Jun. 30, 2012 USD ($)	Feb. 29, 2012 item	Dec. 31, 2019 CLP ($) item	Dec. 31, 2016	Dec. 31, 2014 COP ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 COP ($) plaintiff	Dec. 31, 2011 PEN (S/)	Dec. 31, 2007	Dec. 31, 1997 USD ($)	Dec. 31, 2019 USD ($)	Aug. 20, 2019 PEN (S/)	Aug. 20, 2019 USD ($)	Oct. 08, 2018 COP ($)	Oct. 08, 2018 USD ($)	May 15, 2018 COP ($)	May 15, 2018 USD ($)	Aug. 31, 2017 USD ($)	Jul. 31, 2016 PEN (S/)	Jul. 31, 2016 USD ($)	Jul. 05, 2016 PEN (S/)	Jul. 05, 2016 USD ($)	Jul. 31, 2015 PEN (S/)	Jul. 31, 2015 USD ($)	Sep. 30, 2014 PEN (S/)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Disclosure Of Other Provisions [Line Items]
Expert expenses,			$ 200
Implied withdrawal of the request			6 months
Number of applications filed for arbitration proceedings | item																			37
Provisions																											$ 450,454
Estimated amount of litigation proceedings																														$ 1,876,417,133	$ 571,249
Enel Américas S.A.
Disclosure Of Other Provisions [Line Items]
Percentage of profit distribution						70.00%	70.00%													100.00%
Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Payment of taxes													S/ 14,517,000	$ 4,377,000
Enel Generacin Peru [Member] | Perene and Simsa [Member]
Disclosure Of Other Provisions [Line Items]
Joint venture agreement payment																										$ 13,000
Enel Generacin Peru S A [Member]
Disclosure Of Other Provisions [Line Items]
Number of plants, lawsuit in favor | item																		2
Number of plants, lawsuit against | item																		4
Payment of taxes									S/ 18,786,000	$ 5,663						S/ 37,710,000	$ 11,369
Restated tax debt | S/											S/ 190,000	S/ 220,000
Restated income tax credits | S/												22,000
Estimated amount of litigation proceedings												S/ 75,512,000																						$ 22,765
Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Number of arbitration that will be conducted | item		20
Estimated amount of litigation proceedings																																$ 337,000,000	$ 102,595
Codensa S.A [Member] | Enel Américas S.A.
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit						$ 63,619,000	$ 19,368
Emgesa S.A. E.S.P.
Disclosure Of Other Provisions [Line Items]
Number of arbitration proceedings consolidated | item	17
Emgesa S.A. E.S.P. | Enel Américas S.A.
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit						$ 82,820,000	$ 25,213
Product Liability Risks Litigation and Other Provision | Emgesa S.A. E.S.P.
Disclosure Of Other Provisions [Line Items]
Number of plaintiffs | plaintiff																							1,400
Decrease in plaintiffs’ income from handicrafts or entrepreneurial activities																							30.00%
Estimated amount of litigation proceedings																							$ 27,013,866																				$ 8,224
Administrative Special Public Utilities Unit | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Litigation cost				$ 113,082,000	$ 34,426
Number of fewer lights in inventory | item																					8,661	8,661
Restated debt																					$ 14,433,000	$ 4,394
Payment				24,400,000	7,428
Litigation settlement, value				$ 88,698,000	$ 27,003
Lawsuit
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings																			$ 7,110,825								$ 9,460
Lawsuits And Arbitrations Proceedings | Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Joint venture agreement payment																										3,000
Supervision service cost																										$ 13,000
Estimated amount of litigation proceedings																								S/ 77,317,000													S/ 136,660	$ 41,200						$ 23,309
Claims settlement amount								$ 18,500
First claim settlement amount																													$ 41,289
Second cliam settlement amount | S/																												S/ 49,229
Reimbursement of cost of arbitration proceedings		$ 589
Superintendencia Nacional De Administracion Tributaria | Enel Distribucion Peru S.A.
Disclosure Of Other Provisions [Line Items]
Cumulative percentage of energy loss equivalent to purchases and self generated energy																								2.00%
Percentage of energy loss due to stolen energy															93.00%
Percentage of energy loss due to error in meter reading															7.00%
Estimated amount of litigation proceedings																																			S/ 3,126,000	$ 942			S/ 5,085,000	$ 1,533	S/ 5,274	$ 1,590
Enel Distribucion Peru
Disclosure Of Other Provisions [Line Items]
Percentage of energy loss due to stolen energy																									95.00%
Percentage of energy loss due to error in meter reading																									5.00%